Subsequent Events - Additional Information (Detail) - USD ($)					3 Months Ended	12 Months Ended
	Aug. 02, 2021	Jul. 30, 2021	Mar. 17, 2021	Jan. 19, 2021	Mar. 31, 2021	Dec. 31, 2018	Jul. 29, 2021	Jun. 30, 2021	Mar. 16, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity				$ 2,000,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock shares issued								0		24,893,689
Common stock shares outstanding								0		24,893,689
Common stock par or stated value per share								$ 0.0001		$ 0.0001
Common Class B [Member]
Subsequent Event [Line Items]
Common stock shares issued								17,250,000		17,250,000
Common stock shares outstanding								17,250,000		17,250,000
Common stock par or stated value per share								$ 0.0001		$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible promissory note into warrants				$ 2,000,000
Warrants exercise per share				$ 1.00
Subsequent Event [Member] | Subscription Arrangement [Member]
Subsequent Event [Line Items]
Shares acquired, business acquisition				15,000,000
Business acquisition, share price				$ 10.00
Gross proceeds from business acquisition				$ 150,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity				$ 2,000,000
Cypress Holdings Inc And Subsidiaries [Member]
Subsequent Event [Line Items]
Dividends paid					$ (134,551,000)	$ (50,000,000)
Term Loan								$ 1,299,774,000		$ 1,292,597,000	$ 1,313,512,000
Cypress Holdings Inc And Subsidiaries [Member] | Two Thousand And Twenty One Incentive Equity Plan [Member]
Subsequent Event [Line Items]
Dividend declared but not paid, amount per share			$ 90.66
Cypress Holdings Inc And Subsidiaries [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock shares issued						1,450,978		1,450,978		1,450,978	1,450,978
Common stock shares outstanding						1,450,978		1,450,978		1,450,978	1,450,978
Common stock par or stated value per share								$ 0.001		$ 0.001	$ 0.001
Cypress Holdings Inc And Subsidiaries [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock shares issued						27,405		33,178		29,785	27,967
Common stock shares outstanding						27,405		33,178		29,785	27,967
Common stock par or stated value per share								$ 0.001		$ 0.001	$ 0.001
Cypress Holdings Inc And Subsidiaries [Member] | Subsequent Event [Member] | First Lien Term Loan [Member]
Subsequent Event [Line Items]
Prepayment of debt		$ 525.0
Term Loan		804.2
Cypress Holdings Inc And Subsidiaries [Member] | Subsequent Event [Member] | Two Thousand And Twenty One Incentive Equity Plan [Member]
Subsequent Event [Line Items]
Dividend declared but not paid, amount per share							$ 90.71
Modification Of Equity Incentive Award Cash Or Stock Settlement		$ 9,000,000.0
Share-based compensation arrangement by share-based payment award, number of shares authorized		147,053,215
Cypress Holdings Inc And Subsidiaries [Member] | Subsequent Event [Member] | New C C C [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross		$ 806,000,000
Stockholders' equity note, stock split		340.5507-for-1
Common stock shares issued		505,430,378
Common stock shares outstanding		505,430,378
Common stock par or stated value per share		$ 0.0001
Cypress Holdings Inc And Subsidiaries [Member] | Subsequent Event [Member] | Dividend Paid [Member]
Subsequent Event [Line Items]
Dividends paid	$ 134,600,000		$ 134,600,000
Cypress Holdings Inc And Subsidiaries [Member] | Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Dividend declared but not paid, amount per share							90.71		$ 90.66
Cypress Holdings Inc And Subsidiaries [Member] | Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Dividend declared but not paid, amount per share							$ 90.71		$ 90.66